UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     August 08, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NAME CHANGE                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $155,030 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2125    16475 SH       OTHER                    4125    12350        0
AMERICAN INTL GROUP INC        COM              026874107     7160   129751 SH       OTHER                   55075    74676        0
AMGEN INC                      COM              031162100      824    12500 SH       OTHER                    5010     7490        0
BANK OF AMERICA CORPORATION    COM              060505104     2193    27750 SH       OTHER                   11600    16150        0
BELLSOUTH CORP                 COM              079860102      221     8304 SH       OTHER                    2796     5508        0
BP PLC                         SPONSORED ADR    055622104      220     5247 SH       OTHER                    4391      856        0
CARDINAL HEALTH INC            COM              14149Y108     1685    26200 SH       OTHER                    9930    16270        0
CHEVRONTEXACO CORP             COM              166764100     3939    54555 SH       OTHER                   19129    35426        0
CISCO SYS INC                  COM              17275R102     2172   129359 SH       OTHER                   67850    61509        0
CITIGROUP INC                  COM              172967101     3344    78135 SH       OTHER                   42725    35410        0
COCA COLA CO                   COM              191216100      747    16100 SH       OTHER                   10190     5910        0
COLGATE PALMOLIVE CO           COM              194162103     4352    75100 SH       OTHER                   36450    38650        0
COMCAST CORP NEW               CL A SPL         20030N200     2235    77110 SH       OTHER                   25960    51150        0
CONOCOPHILLIPS                 COM              20825C104     1064    19419 SH       OTHER                    5829    13590        0
DEERE & CO                     COM              244199105     3133    68550 SH       OTHER                   26950    41600        0
Dell Inc                       Com              24702R101     2041    64100 SH       OTHER                   13270    50830        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1345    32300 SH       OTHER                   13000    19300        0
E M C CORP MASS                COM              268648102      120    11469 SH       OTHER                   11469        0        0
EXELON CORP                    COM              30161N101     2546    42570 SH       OTHER                   27268    15302        0
EXXON MOBIL CORP               COM              30231G102     6815   189788 SH       OTHER                  105426    84362        0
FEDERAL NATL MTG ASSN          COM              313586109     3355    49750 SH       OTHER                   18570    31180        0
GENERAL ELEC CO                COM              369604103     9140   318674 SH       OTHER                  158534   160140        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4183   155282 SH       OTHER                   67809    87473        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      302    11825 SH       OTHER                    6759     5066        0
INTEL CORP                     COM              458140100     4392   211050 SH       OTHER                   96180   114870        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4337    52565 SH       OTHER                   22220    30345        0
INTL PAPER CO                  COM              460146103     1866    52225 SH       OTHER                   18600    33625        0
JOHNSON & JOHNSON              COM              478160104     8806   170320 SH       OTHER                   71960    98360        0
JOHNSON CTLS INC               COM              478366107     2080    24300 SH       OTHER                    9400    14900        0
KOHLS CORP                     COM              500255104     1505    29300 SH       OTHER                    8050    21250        0
MBNA CORP                      COM              55262L100     1132    54310 SH       OTHER                   19975    34335        0
MCGRAW HILL COS INC            COM              580645109     3878    62550 SH       OTHER                   21500    41050        0
MEDTRONIC INC                  COM              585055106     1331    27750 SH       OTHER                    8640    19110        0
MELLON FINL CORP               COM              58551A108      258     9296 SH       OTHER                    4896     4400        0
MERCK & CO INC                 COM              589331107     7704   127235 SH       OTHER                   58736    68499        0
MICROSOFT CORP                 COM              594918104     6690   260935 SH       OTHER                  110960   149975        0
MORGAN STANLEY                 COM NEW          617446448     2799    65475 SH       OTHER                   30375    35100        0
NATIONAL PENN BANCSHARES INC   COM              637138108      355    12652 SH       SOLE                      420    12232        0
NOKIA CORP                     SPONSORED ADR    654902204     1134    69019 SH       OTHER                   28450    40569        0
NORFOLK SOUTHERN CORP          COM              655844108      211    11000 SH       SOLE                    11000        0        0
PEPSICO INC                    COM              713448108     1871    42050 SH       OTHER                   16050    26000        0
PFIZER INC                     COM              717081103     3698   108300 SH       OTHER                   40641    67659        0
PNC FINL SVCS GROUP INC        COM              693475105      768    15736 SH       OTHER                    9347     6389        0
PPL CORP                       COM              69351T106     4589   106710 SH       OTHER                   74523    32187        0
PROCTER & GAMBLE CO            COM              742718109     5507    61752 SH       OTHER                   20471    41281        0
PROGRESS FINL CORP             COM              743266108     1171    84840 SH       SOLE                    10080    74760        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1153    27296 SH       OTHER                   26096     1200        0
ROYAL BANCSHARES PA INC        CL A             780081105      245    11436 SH       SOLE                    11436        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1559    61026 SH       OTHER                   22411    38615        0
UNION PAC CORP                 COM              907818108     1373    23665 SH       OTHER                    7290    16375        0
VERIZON COMMUNICATIONS         COM              92343V104     3453    87522 SH       OTHER                   35242    52280        0
WACHOVIA CORP 2ND NEW          COM              929903102     5977   149585 SH       OTHER                   32412   117173        0
WAL MART STORES INC            COM              931142103     6996   130350 SH       OTHER                   59500    70850        0
WALGREEN CO                    COM              931422109      533    17700 SH       OTHER                    9190     8510        0
WELLS FARGO & CO NEW           COM              949746101     2398    47585 SH       OTHER                   14795    32790        0